NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (124,213)	$ (21,531)
Net loss attributable to ordinary shareholders	$ (124,213)	$ (21,531)
Class A Common Stock
Denominator:
Weighted-average ordinary shares outstanding, basic	173,157,272	138,886,157
Weighted-average ordinary shares outstanding, diluted	173,157,272	138,886,157
Net loss per share attributable to common stockholders, basic	$ (0.67)	$ (0.16)
Net loss per share attributable to common stockholders,diluted	$ (0.67)	$ (0.16)
Class B Common Stock
Denominator:
Weighted-average ordinary shares outstanding, basic	12,167,200
Weighted-average ordinary shares outstanding, diluted	12,167,200
Net loss per share attributable to common stockholders, basic	$ (0.67)
Net loss per share attributable to common stockholders,diluted	$ (0.67)